SHARE CAPITAL AND RESERVES (Tables)	6 Months Ended
Jun. 30, 2025
Equity [Abstract]
Schedule of stock option activity

	Stock options outstanding	Weighted average exercise price
	#	$
Balance December 31, 2022	4,980,000	0.07
Granted	250,000	0.07
Balance, December 31, 2023	5,230,000	0.07
Granted	–	–
Balance December 31, 2024	5,230,000	0.07
Granted	2,750,000	0.04
Balance, June 30, 2025	7,980,000	0.06

Schedule of outstanding and exercisable stock options

Expiry date	Number of options outstanding	Number of options exercisable	Weighted average exercise price	Weighted average remaining life
	#	#	$	Years
March 22, 2026	2,000,000	2,000,000	0.09	0.73
October 12, 2032	2,980,000	2,980,000	0.06	7.29
January 16, 2028	250,000	250,000	0.07	2.55
June 12, 2035	2,750,000	2,750,000	0.04	9.96
	7,980,000	7,980,000	0.06	6.42

Schedule of assumptions

	2025	2024
Share price	$0.03	N/A
Exercise price	$0.04	N/A
Expected life	10.00	N/A
Risk-free interest rate	3.33%	N/A
Expected volatility	145.56%	N/A
Expected annual dividend yield	0.00%	N/A